Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Federal Income Tax Note
Total income tax expense from continuing operations		$ (10,600)	$ 11,314	$ (693)	$ 22,302	$ 216,098	$ 2,647	$ 42,305	$ 17,649	$ 22,323	$ 278,699	$ 95,965
Successor
Federal Income Tax Note
Current U.S. federal										145,034	382,727	97,914
Current State and Local										17,364	77,179	20,308
Current Sub-total										162,398	459,906	118,222
Deferred U.S. federal										(119,813)	(136,869)	(18,727)
Deferred State and Local										(20,262)	(44,338)	(3,530)
Deferred Sub-total										(140,075)	(181,207)	(22,257)
Total income tax expense from continuing operations										$ 22,323	$ 278,699	$ 95,965
Predecessor
Federal Income Tax Note
Current U.S. federal	$ (7,246)
Current State and Local	1,047
Current Sub-total	(6,199)
Deferred U.S. federal	918,604
Deferred State and Local	157,784
Deferred Sub-total	1,076,388
Total income tax expense from continuing operations	$ 1,070,189